Schedule I Financial Statements of Cleco Holdings (Parent Company Only) - Condensed Statements of Income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Merger transaction costs	$ 2,775				$ 4,990					$ 7,668	$ 19,514	$ 5,152
Total operating expenses	292,907				293,600					1,324,711	986,487	910,419
Operating income	54,665	$ 75,573	$ 101,539	$ 87,196	50,586	$ 50,004	$ 86,110	$ 63,709	$ 44,734	314,894	244,557	265,227
Other income (expense), net	(12,709)				2,777					758	(14,328)	(6,899)
Income before income taxes	7,890				26,543					195,830	123,819	145,159
Federal and state income tax expense	1,562				5,986					43,165	29,382	7,079
Net income	$ 6,328	$ 31,797	$ 55,565	$ 44,746	$ 20,557	$ 10,377	$ 47,360	$ 25,839	$ 10,861	152,665	94,437	138,080
Cleco Holdings
Operating expenses
Administrative and general										3,263	1,269	602
Merger transaction costs										7,803	19,514	5,152
Other operating expense										130	318	260
Total operating expenses										11,196	21,101	6,014
Operating income										(11,196)	(21,101)	(6,014)
Equity income from subsidiaries, net of tax										205,187	149,543	170,706
Interest, net										(70,252)	(54,635)	(53,684)
Other income (expense), net										8,568	(1,687)	3,978
Income before income taxes										132,307	72,120	114,986
Federal and state income tax expense										(20,358)	(22,317)	(23,094)
Net income										$ 152,665	$ 94,437	$ 138,080